Equity - Stockholders Equity Rollforward (Detail) - USD ($) shares in Millions, $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2016
Increase (Decrease) in Stockholders' Equity
Beginning balance			$ 1,322.3		$ 1,251.4				$ 1,268.4	$ 1,208.7	$ 1,251.4	$ 1,251.4	$ 1,268.4
Net earnings	$ 15.1	$ 65.1	41.1	$ 36.9	14.0	$ 27.4	$ 62.9	$ 36.9	32.6	33.2	50.9	157.1	159.8	$ 146.1
Net transfers to MTW										(1,362.0)
Separation related adjustments										(48.4)
Issuance of common stock, equity-based compensation plans										1.1
Stock-based compensation expense										3.4
Adjustment from Spin-off										0.6
Other comprehensive income (loss)										52.3	(10.3)
Net increase in net parent company investment											30.3
Ending balance		1,208.7	1,322.3		1,251.4	1,251.4			1,268.4	1,208.7	1,251.4	1,251.4	1,268.4		$ (111.1)
Common Stock
Increase (Decrease) in Stockholders' Equity
Issuance of common stock at Spin-off										$ 1.4
Issuance of common stock at Spin-off (shares)										137,016,712
Issuance of common stock, equity-based compensation plans (in shares)										165,894
Ending balance															$ 1.4
Ending balance (in shares)															137,182,606
Additional Paid-In Capital (Deficit)
Increase (Decrease) in Stockholders' Equity
Reclassification of net investment to additional paid-in capital										$ (94.5)
Issuance of common stock at Spin-off										(1.4)
Issuance of common stock, equity-based compensation plans										1.1
Stock-based compensation expense										3.4
Adjustment from Spin-off										0.6
Ending balance															$ (90.8)
Retained Earnings
Increase (Decrease) in Stockholders' Equity
Net earnings										17.9
Ending balance															17.9
Net Parent Company Investment
Increase (Decrease) in Stockholders' Equity
Beginning balance			1,353.3		1,272.1				1,267.2	1,253.2	1,272.1	1,272.1	1,267.2	1,303.5
Net earnings										15.3	50.9	157.1	159.8	146.1
Net transfers to MTW										(1,362.0)
Separation related adjustments										(1.0)
Reclassification of net investment to additional paid-in capital										94.5
Net increase in net parent company investment											30.3
Ending balance		1,253.2	1,353.3		1,272.1	1,272.1			1,267.2	1,253.2	1,272.1	1,272.1	1,267.2	1,303.5
Accumulated Other Comprehensive (Loss) Income
Increase (Decrease) in Stockholders' Equity
Beginning balance	(35.3)		(31.0)	(31.8)	(20.7)				1.2	(44.5)	(20.7)	(20.7)	1.2	(6.8)
Separation related adjustments										(47.4)
Other comprehensive income (loss)										52.3	(10.3)
Ending balance	$ (35.3)	$ (44.5)	$ (31.0)	$ (31.8)	$ (20.7)	$ (20.7)			$ 1.2	$ (44.5)	$ (20.7)	$ (20.7)	$ 1.2	$ (6.8)	$ (39.6)